Share-based compensation - Compensation cost (Details)					12 Months Ended
	May 10, 2018 USD ($)	May 10, 2018 CNY (¥)	May 09, 2018 USD ($)	May 09, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based compensation expense
Share-based compensation expense	$ 1,332,770	¥ 9,163,461	$ 2,357,666	¥ 16,210,135	$ 24,992,580	¥ 171,836,485	¥ 74,009,575	¥ 37,893,996
Total unrecognized compensation expense					$ 61,954,865		477,996,293	77,111,690	¥ 425,970,675
weighted-average period (in years)					3 years 2 months 12 days	3 years 2 months 12 days
Origination and servicing
Share-based compensation expense
Share-based compensation expense					$ 14,998,874	¥ 103,124,758	55,403,160	29,999,172
General and administrative
Share-based compensation expense
Share-based compensation expense					9,637,753	66,264,371	18,227,289	7,489,762
Sales and marketing
Share-based compensation expense
Share-based compensation expense					$ 355,953	¥ 2,447,356	¥ 379,126	¥ 405,062